OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

October 1, 2008

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Baring Japan Fund (the “Registrant”)

     Reg. No. 333-137581; File No. 811-21954

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 26, 2008.

Sincerely,

/s/ Carl A. Algermissen

------------------------------------

   Carl A. Algermissen

   Vice President & Associate Counsel

303-768-2486

   calgermissen@oppenheimerfunds.com

cc:     Ronald Feiman, Esq., Kramer Levin Naftalis & Frankel LLP
         Traci Thelen, Esq., Baring Asset Management, Inc.

         Gloria LaFond
         Nancy S. Vann